Cover	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	0-54433
Entity Registrant Name	MARIMED INC.
Entity Central Index Key	0001522767
Entity Tax Identification Number	27-4672745
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Oceana Way
Entity Address, City or Town	Norwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	(617)
Local Phone Number	795-5140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false